Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Gross
Deferred Tax Assets, Policy Liabilities and Reserves	$ 29	$ 36
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	175	122
Deferred Tax Assets, Investments		168
Deferred Tax Assets, Tax Deferred Expense	291	94
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Policyholder Liabilities	391	309
Deferred Tax Assets, Other	4	1
Deferred Tax Assets, Gross	890	730
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Investments	355
Deferred Tax Liabilities, Deferred Insurance Expense	39	47
Deferred Tax Liabilities, Other	1	1
Deferred Tax Liabilities, Gross	395	48
Net deferred tax asset	$ 495	$ 682